Debt Obligations (Details) (USD $)																																										12 Months Ended		0 Months Ended
	Dec. 31, 2013 derivative_instrument		Dec. 31, 2012		Dec. 31, 2013 30-day LIBOR [Member]	Dec. 31, 2013 Unsecured Credit Facility [Member]		Dec. 31, 2012 Unsecured Credit Facility [Member]		Dec. 31, 2013 Unsecured Credit Facility [Member] Minimum [Member]		Dec. 31, 2013 Unsecured Credit Facility [Member] Maximum [Member]		Dec. 31, 2013 Carrying Amounts [Member]		Dec. 31, 2012 Carrying Amounts [Member]		Dec. 31, 2013 Fixed Rate Mortgages and Secured Loans [Member]		Dec. 31, 2012 Fixed Rate Mortgages and Secured Loans [Member]		Dec. 31, 2013 Fixed Rate Mortgages and Secured Loans [Member] Minimum [Member]		Dec. 31, 2013 Fixed Rate Mortgages and Secured Loans [Member] Maximum [Member]		Dec. 31, 2013 Variable Rate Mortgages and Secured Loans [Member]		Dec. 31, 2012 Variable Rate Mortgages and Secured Loans [Member]		Dec. 31, 2013 Unsecured Debt [Member]		Dec. 31, 2012 Unsecured Debt [Member]		Dec. 31, 2013 Unsecured Debt [Member] Minimum [Member]		Dec. 31, 2013 Unsecured Debt [Member] Maximum [Member]		Dec. 31, 2013 Notes Payable to Financial Institutions [Member]	Dec. 31, 2012 Notes Payable to Financial Institutions [Member]	Dec. 31, 2013 Mortgage Loan [Member]	Feb. 27, 2013 Mortgage Loan [Member]	Dec. 31, 2013 Mortgage Loan [Member] Minimum [Member] 30-day LIBOR [Member]	Dec. 31, 2013 Mortgage Loan [Member] Maximum [Member] 30-day LIBOR [Member]	Jul. 16, 2013 Term Loan [Member]
MORTGAGES AND SECURED LOANS PAYABLE
Fixed rate mortgages and secured loans																		$ 3,444,578,000	[1],[2]	$ 5,330,442,000	[1],[2]
Variable rate mortgages and secured loans					483,600,000																					483,604,000	[1],[3]	668,605,000	[1],[3]												57,000,000
Total mortgages and secured loans	3,928,182,000	[1]	5,999,047,000	[1]
Net unamortized premium	93,077,000	[1]	116,222,000	[1]
Total mortgages and secured loans, net														4,021,259,000	[1]	6,115,269,000	[1]
NOTES PAYABLE
Total notes																														353,617,000	[4],[5]	404,612,000	[4],[5]
Net unamortized discount	(13,766,000)																																					(13,766,000)	(20,525,000)
Total notes, net														339,851,000		384,087,000
Long-term debt	5,901,978,000					1,620,179,000	[6]	0	[6]
Total debt obligations	5,981,289,000		6,499,356,000											5,981,289,000		6,499,356,000
Stated interest rates										1.79%	[6]	2.44%	[6]									4.85%	[1],[2]	8.18%	[1],[2]									3.75%	[4],[5]	7.97%	[4],[5]
Collateral carrying value	5,400,000,000
Weighted average fixed interest rate																		5.91%								3.80%												6.03%
Debt instrument variable interest rate																																								0.1677%
Floor rate																																										0.00%	0.75%
Plus a spread of basis point																																										3.00%	3.75%	1.60%
Debt instrument, repurchased face amount	$ 57,700,000
Number of interest rate derivatives held	5
Effective percentage																																												0.844%

[1]	The Company's mortgages and secured loans are collateralized by certain properties and the equity interests of certain subsidiaries. These properties had a carrying value as of December 31, 2013 of approximately $5.4 billion.
[2]	The weighted average interest rate on the Company’s fixed rate mortgage and secured loans was 5.91%as of December 31, 2013.
[3]	The weighted average interest rate on the Company’s variable rate mortgage and secured loans was 3.80% as of December 31, 2013. The Company incurs interest on $483.6 million of mortgages using the 30-day LIBOR rate (which was 0.17% as of December 31, 2013 subject to certain rate floor requirements ranging from 0 basis points to 75 basis points), plus interest spreads ranging from 300 basis points to 375 basis points.
[4]	The weighted average interest rate on the Company’s unsecured notes was 6.03% as of December 31, 2013.
[5]	The Company has a one-time put repurchase right to certain unsecured notes that requires the Company to offer to repurchase the notes if tendered by holders (but does not require the holders to tender) for an amount equal to the principal amount plus accrued and unpaid interest on January 15, 2014. Although the stated maturity dates for these notes range from August 2026 to February 2028, the scheduled maturity dates listed above represent the first dates that note holders can require the Company to redeem all or any portion of the notes pursuant to the required put repurchase right. In January 2014 $57.7 million was tendered to, and repurchased by the company.
[6]	The Company has in place five forward starting interest rate swap agreements that convert the floating interest rate on the $1.5 billion term loan facility to a fixed, combined interest rate of 0.844% plus an interest spread of 160 basis points.